Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Jan. 03, 2016	Oct. 04, 2015	Jul. 05, 2015	Mar. 31, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 612,303	$ 592,557	$ 551,377	$ 514,497	$ 485,389	$ 506,881	$ 525,149	$ 565,995	$ 2,270,734	$ 2,083,414	$ 1,873,919
Gross profit	163,625	167,504	149,024	139,292	122,838	134,037	128,595	143,451	619,445	528,921	467,303
Net income	$ 37,312	$ 43,159	$ 32,675	$ 33,891	$ 15,907	$ (11,169)	$ 33,745	$ 41,045	$ 147,037	$ 79,528	$ 133,257
Earnings per common share:
Basic (in dollars per share)	$ 0.61	$ 0.70	$ 0.52	$ 0.54	$ 0.25	$ (0.17)	$ 0.53	$ 0.64	$ 2.36	$ 1.25	$ 2.09
Diluted (in dollars per share)	$ 0.61	$ 0.70	$ 0.52	$ 0.53	$ 0.25	$ (0.17)	$ 0.53	$ 0.64	$ 2.35	$ 1.25	$ 2.09